Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation
Schedule of major components of income tax expense

	2022 £m	2021 £m	2020 £m
Current year charge	412	361	540
Charge in respect of prior periods	25	(50)	11
Total current taxation	437	311	551
Total deferred taxation	62	(114)	(141)
Total	499	197	410

Schedule of reconciliation of standard rate of corporation tax

	2022 £m	2021 £m	2020 £m
Profit before tax	1,618	1,636	1,591
UK statutory rate of taxation of 19%	307	311	302
Differences in overseas taxation rates	72	105	124
Benefit of substance-based tax rulings	(15)	(18)	(70)
R&D tax credits	(3)	(2)	(2)
Tax losses not recognised	1	3	8
Permanent differences on disposals, acquisitions and transfers	–	(164)	(20)
Items non-deductible/taxable for tax purposes	56	3	25
Re-assessment of prior year estimates	5	(70)	19
Changes in tax rates	76	29	24
Total tax charge	499	197	410

Schedule of deferred tax assets and liabilities

	2022 £m	2021 £m
Deferred tax assets	220	312
Deferred tax liabilities	(3,601)	(3,357)
Total	(3,381)	(3,045)

Schedule of movement in deferred tax assets and liabilities

	Accelerated capital allowances £m	Intangibles £m	Pensions & other post-employment benefits £m	Tax losses £m	Other net temporary differences[1] £m	Total £m
As at 1 January 2022	(66)	(3,438)	50	9	400	(3,045)
Exchange adjustments	(6)	(233)	3	1	29	(206)
(Charge)/credit to income statement	(18)	(78)	1	4	29	(62)
Charge to statement of comprehensive income	–	–	(24)	–	(44)	(68)
Reclassification and other movements	–	108	–	–	(108)	–
At 31 December 2022	(90)	(3,641)	30	14	306	(3,381)

1	Other net temporary differences contain £135m (2021: £117m) related to a deferred tax asset recognised on intra-group profits arising on intercompany inventory which is eliminated within the Consolidated Financial Statements.

	Accelerated capital allowances £m	Intangibles £m	Pensions & other post-employment benefits £m	Tax losses £m	Other net temporary differences £m	Total £m
As at 1 January 2021	(45)	(3,451)	82	26	266	(3,122)
Exchange adjustments	(6)	(18)	(8)	–	9	(23)
(Charge)/credit to income statement	(15)	31	(12)	(17)	127	114
Charge to statement of comprehensive income	–	–	(12)	–	(2)	(14)
At 31 December 2021	(66)	(3,438)	50	9	400	(3,045)